Finance Income and Expenses	12 Months Ended
Dec. 31, 2023
Finance Income and Expenses
Finance Income and Expenses

Note 10

Finance Income and Expenses

EUR’000	2023	2022	2021
Foreign currency gain	109	3,424	1,795
Fair value change of derivative (ineffectiveness)	—	363	—
Interest gained	1,432	244	—
Finance income	1,541	4,031	1,795

EUR’000	2023	2022	2021
Interest expense
– Interest linked to debt liabilities	2,851	1,351	2,727
– Interest with related parties	—	157	684
Fair value change of derivative (ineffectiveness)	765	—	—
Lease liabilities	25	21	30
Foreign currency loss	389	7,834	1,692
Bank fees	456	318	358
Finance expenses	4,486	9,681	5,491

Total interest paid in 2023 as per Consolidated Statement of Cash Flows amounts to EUR 7.1 million (2022: EUR 4.2 million) which have been capitalised to Property, Plant and Equipment. For more information refer to Note 18. Total interest linked to debt liabilities include EUR 1.9 million (2022: EUR 0.9) due to write off of loan fees relate to the previous debt facility and an additional EUR 1.0 million from the amendment to that prior facility in June 2023.